Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	$ (125)	$ (1,325)	$ 335
Discontinued operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	$ (61)	$ 273	$ 247